1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Basis of Presentation and Principles of Consolidation (Policies)	12 Months Ended
Mar. 31, 2017
Policies
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements of Medifocus, Inc. have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and include the accounts of the Company and its wholly-owned subsidiary Celsion (Canada) Inc. All intercompany transactions have been eliminated. There were no transactions for Celsion (Canada) Inc. for the years ended March 31, 2017, 2016 and 2015.

Unless otherwise noted, all references to “$” or “dollar” refer to the United States dollar.  The Company operates in a single business segment, focused heat systems for targeted thermotherapy of surface, subsurface and deep seated localized and regional cancers. Substantially all of the Company’s revenue is generated, and assets are located, in the United States.